COLLABORATION INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	$ 13,155	$ 6,989
Work-in-process	2,990	690
Finished goods	3,288	2,675
Total collaboration inventories	$ 19,433	$ 10,354